Intangible Assets and Goodwill - Schedule of Amortization Expense Has Recorded in Consolidated Statements of Loss and Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Finite Lived Intangible Assets [Line Items]
Amortization expense	$ 1,659,323	$ 3,356,728
Cost of Sales
Finite Lived Intangible Assets [Line Items]
Amortization expense	958	582,096
Selling, general and administrative expenses
Finite Lived Intangible Assets [Line Items]
Amortization expense	$ 1,658,365	$ 2,774,632